Form N-1A Cover	Jun. 25, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 27, 2025
Prospectus Date	Jun. 27, 2025